Refund Liabilities	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Refund Liabilities

13. REFUND LIABILITIES

December 31, 2018
US$
Refund liabilities (Note 6)	2,093

Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms.

The changes in the refund liabilities are summarized as follows:

Year Ended December 31, 2018
US$
Refund liabilities
Balance, beginning of year	1,432
Additions charged to expense, net	4,908
Actual sales return and discount	(4,247)

Balance, end of year	2,093